Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–5.11%
Invesco Global Real Estate Income Fund, Class R6	1.85%	$41,350,560	$214,521	$(1,998,890)	$(1,943,007)	$97,264	$214,520	3,937,416	$37,720,448
Invesco Macro Allocation Strategy Fund, Class R6	3.26%	72,960,020	—	(2,288,953)	(3,952,896)	(295,621)	—	8,271,800	66,422,550
Total Alternative Funds		114,310,580	214,521	(4,287,843)	(5,895,903)	(198,357)	214,520		104,142,998
Domestic Equity Funds–32.97%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.60%	165,651,740	17,575,570	—	(28,214,320)	—	—	5,102,468	155,012,990
Invesco Main Street Small Cap Fund, Class R6	4.96%	113,973,690	—	(6,246,556)	(6,436,823)	(79,230)	—	5,027,873	101,211,081
Invesco Russell 1000 Dynamic Multifactor ETF	5.18%	112,605,562	1,958,346	(2,112,978)	(6,936,602)	83,416	267,633	2,218,440	105,597,744
Invesco S&P 500® Low Volatility ETF	5.13%	113,061,748	—	(5,643,497)	(3,717,885)	912,065	527,111	1,559,285	104,612,431
Invesco S&P 500® Pure Growth ETF(b)	4.17%	89,902,502	6,602,547	—	(11,341,397)	—	—	463,400	85,163,652
Invesco S&P 500® Pure Value ETF	2.08%	46,639,395	—	(6,924,757)	1,897,489	746,851	121,464	494,559	42,358,978
Invesco S&P SmallCap Low Volatility ETF	3.85%	85,097,662	—	(1,424,116)	(5,427,282)	404,034	332,824	1,604,126	78,650,298
Total Domestic Equity Funds		726,932,299	26,136,463	(22,351,904)	(60,176,820)	2,067,136	1,249,032		672,607,174
Fixed Income Funds–35.27%
Invesco 1-30 Laddered Treasury ETF	5.55%	124,532,500	—	(1,877,697)	(9,447,159)	(38,959)	406,692	3,352,153	113,168,685
Invesco Core Plus Bond Fund, Class R6	7.80%	177,694,157	1,031,535	(6,834,257)	(12,025,012)	(698,861)	1,031,644	15,543,707	159,167,562
Invesco Fundamental High Yield® Corporate Bond ETF	3.45%	78,056,942	—	(3,594,727)	(4,018,910)	(165,398)	570,436	3,825,689	70,277,907
Invesco Income Fund, Class R6	1.97%	45,076,036	352,867	(3,683,464)	(1,752,993)	104,076	352,867	5,296,766	40,096,522
Invesco International Bond Fund, Class R6	2.90%	66,866,532	479,888	(4,224,061)	(4,033,018)	(36,589)	479,888	12,354,133	59,052,752
Invesco Master Loan Fund, Class R6	3.54%	71,584,760	813,498	—	(116,130)	—	799,678	4,503,587	72,282,128
Invesco Taxable Municipal Bond ETF(b)	7.09%	164,825,511	—	(3,840,630)	(15,974,318)	(304,009)	1,049,053	4,877,201	144,706,554
Invesco Variable Rate Investment Grade ETF	2.97%	67,087,850	—	(6,128,859)	(395,622)	70,504	103,399	2,432,165	60,633,873
Total Fixed Income Funds		795,724,288	2,677,788	(30,183,695)	(47,763,162)	(1,069,236)	4,793,657		719,385,983
Foreign Equity Funds–26.31%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.84%	71,782,953	—	(4,057,760)	(9,216,239)	(611,546)	—	1,779,816	57,897,408
Invesco Developing Markets Fund, Class R6	3.58%	89,028,299	—	(2,346,219)	(13,133,975)	(547,817)	—	1,842,046	73,000,288
Invesco Global Fund, Class R6	8.17%	179,829,393	15,968,265	—	(29,220,544)	—	—	1,576,838	166,577,114
Invesco Global Infrastructure Fund, Class R6	1.08%	23,575,413	75,013	(1,932,460)	94,807	184,498	75,013	1,672,796	21,997,271
Invesco International Select Equity Fund, Class R6	2.82%	67,718,134	—	—	(10,224,635)	—	—	5,353,212	57,493,499
Invesco International Small-Mid Company Fund, Class R6	2.51%	56,955,320	4,187,047	—	(9,848,548)	—	—	1,089,041	51,293,819
Invesco RAFI™ Strategic Developed ex-US ETF(b)	1.50%	32,601,550	—	(1,940,474)	(105,020)	31,111	281,890	1,011,815	30,587,167
Invesco S&P Emerging Markets Low Volatility ETF(b)	1.78%	39,987,733	—	(5,283,024)	1,258,274	419,321	222,055	1,408,529	36,382,304
Invesco S&P International Developed Low Volatility ETF	2.03%	45,865,401	—	(3,262,116)	(1,414,818)	285,934	314,321	1,331,869	41,474,401
Total Foreign Equity Funds		607,344,196	20,230,325	(18,822,053)	(71,810,698)	(238,499)	893,279		536,703,271
Money Market Funds–0.33%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.12%	4,291,522	12,713,132	(14,665,632)	—	—	110	2,339,022	2,339,022
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.99%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.08%	$2,912,289	$9,080,808	$(10,331,597)	$—	$(875)	$154	1,661,123	$1,660,625
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.13%	4,904,596	14,529,293	(16,760,722)	—	—	171	2,673,167	2,673,167
Total Money Market Funds		12,108,407	36,323,233	(41,757,951)	—	(875)	435		6,672,814
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,880,658,171)	99.99%	2,256,419,770	85,582,330	(117,403,446)	(185,646,583)	560,169	7,150,923		2,039,512,240

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 0.31%(c)(d)	0.31%	—	33,217,601	(26,827,862)	—	—	1,735(e)	6,389,739	6,389,739
Invesco Private Prime Fund, 0.34%(c)(d)	0.73%	—	74,445,596	(59,533,131)	539	(3,614)	4,655(e)	14,910,881	14,909,390
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,298,590)	1.04%	—	107,663,197	(86,360,993)	539	(3,614)	6,390		21,299,129
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,901,956,761)	101.03%	$2,256,419,770	$193,245,527	$(203,764,439)	$(185,646,044)	$556,555	$7,157,313		$2,060,811,369
OTHER ASSETS LESS LIABILITIES	(1.03)%								(21,016,031)
NET ASSETS	100.00%								$2,039,795,338
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	June-2022	$10,194,188	$595,258	$595,258
MSCI Emerging Markets Index	6	June-2022	337,650	14,298	14,298
Nikkei 225 Index	1	June-2022	228,602	21,452	21,452
S&P/ASX 200 Index	1	June-2022	139,913	8,060	8,060
S&P/TSX 60 Index	1	June-2022	210,711	3,868	3,868
STOXX Europe 600 Index	23	June-2022	571,721	25,261	25,261
Subtotal				668,197	668,197
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	69	June-2022	$7,206,047	$(314,050)	$(314,050)
EURO-BTP	83	June-2022	12,699,449	(534,378)	(534,378)
Euro-Bund	49	June-2022	8,600,362	(428,771)	(428,771)
EURO-OAT	92	June-2022	15,419,927	(693,088)	(693,088)
Japan 10 Year Bonds	45	June-2022	55,335,140	(362,248)	(362,248)
Long Gilt	111	June-2022	17,677,165	(163,313)	(163,313)
Subtotal				(2,495,848)	(2,495,848)
Total Futures Contracts				$(1,827,651)	$(1,827,651)

(a)	Futures contracts collateralized by $4,635,045 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,032,839,426	$—	$—	$2,032,839,426
Money Market Funds	6,672,814	21,299,129	—	27,971,943
Total Investments in Securities	2,039,512,240	21,299,129	—	2,060,811,369
Other Investments - Assets*
Futures Contracts	668,197	—	—	668,197
Other Investments - Liabilities*
Futures Contracts	(2,495,848)	—	—	(2,495,848)
Total Other Investments	(1,827,651)	—	—	(1,827,651)
Total Investments	$2,037,684,589	$21,299,129	$—	$2,058,983,718

*	Unrealized appreciation (depreciation).
Invesco Select Risk: Moderate Investor Fund